Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Share Option Plan

The following is a summary of the Company’s share option plans status as of December 31, 2025, as well as changes during the year:

	December 31, 2025
	Number of Options	Weighted-Average Exercise price
Options outstanding at the beginning of the year	10,569,170	$1.07
Granted during the year	6,786,385	$2.78
Exercised during the year	(1,262,732)	$0.72
Expired during the year	(108,324)	$0.45
Forfeited during the year	(126,643)	$3.27
Outstanding at the end of the year	15,857,856	$1.81
Options exercisable at year-end	9,188,779	$1.10

Schedule of Information about Share Options Outstanding

The following table summarizes information about share options outstanding as of December 31, 2025:

Outstanding as of December 31, 2025					Exercisable as of December 31, 2025
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	8,288,280	3.31	0.82	4,982	8,281,591	3.30	0.82	4,979
$1.87	3,313	5.03	1.87	-	3,313	5.03	1.87	-
$2.00-$2.13	2,405,710	6.93	2.00	-	23,212	5.75	2.13	-
$2.27	1,224,460	6.49	2.27	-	3,913	6.68	2.27	-
$2.39-$2.41	839,011	5.59	2.40	-	531,933	5.44	2.40	-
$3.25	1,350,000	6.96	3.25	-	-	-	-	-
$4.25	1,350,000	6.96	4.25	-	-	-	-	-
$4.99	182,395	4.04	4.99	-	147,630	4.04	4.99	-
$5.36	140,000	3,50	5.36	-	122,500	3.50	5.36	-
$7.58	71,150	3.04	7.58	-	71,150	3.04	7.58	-
$9.07	3,537	2.96	9.07	-	3,537	2.96	9.07	-

Schedule of Fair Value of Stock-Based Compensation Awards

The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2025	2024
Expected term	4-5	4-5
Expected volatility	59.63%-65.99%	57.53%-58.56%
Expected dividend rate	0%	0%
Risk-free rate	3.62%-4.36%	3.55%-3.92%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Cost of revenue	81	173	183
Research and development	334	963	1,158
Sales and marketing	172	829	1,120
General and administrative	881	954	2,641
Total stock-based compensation - Stock Options	1,468	2,919	5,102

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of December 31, 2025, as well as changes during the year:

	December 31, 2025
	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,827,092	$3.13
Granted during the year	4,797,929	$2.99
Vested during the year	(4,272,856)	$3.36
Forfeited during the year	(749,848)	$2.99
Outstanding at the end of the year	8,602,317	$2.95

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Cost of revenue	963	785	606
Research and development	7,304	6,050	5,141
Sales and marketing	3,782	3,049	2,399
General and administrative	3,023	2,315	1,778
Total stock-based compensation-RSUs	15,072	12,199	9,924